Other Operating Expenses - Summary of Audit and Non-audit Services (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fees of Group's auditor
Audit fees	€ 19	€ 18	€ 15
Audit related fees	1	1	1
Total	€ 20	€ 19	€ 16